Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000195030
Shareholder Report [Line Items]
Fund Name	Redwood AlphaFactor<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Tactical International Fund
Class Name	Class I
Trading Symbol	RWIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Redwood AlphaFactor® Tactical International Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.redwoodmutualfunds.com/funds/alphafactor-international. You can also request this information by contacting us at 855-733-3863.
Additional Information Phone Number	855-733-3863
Additional Information Website	https://www.redwoodmutualfunds.com/funds/alphafactor-international
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%	[1]
AssetsNet	$ 91,688,419
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 221,003
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$91,688,419
Number of Portfolio Holdings	78
Advisory Fee (net of waivers)	$221,003
Portfolio Turnover	97%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	7.7%
Common Stocks	90.8%
Money Market Funds	1.4%
Purchased Options	0.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	11.6%
Purchased Options	0.1%
Communication Services	1.0%
Money Market Funds	1.2%
Utilities	2.1%
Financials	3.3%
Consumer Staples	3.4%
Materials	5.0%
Real Estate	6.8%
Communications	7.4%
Technology	8.2%
Health Care	9.6%
Consumer Discretionary	10.4%
Energy	10.5%
Industrials	19.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Redwood Real Estate Income Fund, Class I	6.8%
TFI International, Inc.	1.7%
SCREEN Holdings Company Ltd.	1.6%
Suncor Energy, Inc.	1.5%
Canadian Natural Resources Ltd.	1.5%
Yara International ASA	1.4%
Kinross Gold Corporation	1.4%
Makita Corporation	1.3%
Knorr-Bremse A.G.	1.3%
ENEOS Holdings, Inc.	1.3%

C000178523
Shareholder Report [Line Items]
Fund Name	Redwood Managed Municipal Income Fund
Class Name	Class I
Trading Symbol	RWMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Redwood Managed Municipal Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.redwoodmutualfunds.com/funds/managed-muni-fund. You can also request this information by contacting us at 855-733-3863.
Additional Information Phone Number	855-733-3863
Additional Information Website	https://www.redwoodmutualfunds.com/funds/managed-muni-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[2]
AssetsNet	$ 80,076,804
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 205,245
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$80,076,804
Number of Portfolio Holdings	19
Advisory Fee (net of waivers)	$205,245
Portfolio Turnover	94%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	10.7%
Exchange-Traded Funds	0.0%
Open End Funds	89.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Real Estate	10.6%
Fixed Income	88.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Goldman Sachs High Yield Municipal Fund, Institutional Class	15.7%
First Eagle Funds - First Eagle High Income Fund, Class I	12.6%
Delaware National High-Yield Municipal Bond Fund, Institutional Class	12.6%
Franklin High Yield Tax-Free Income Fund	12.6%
Lord Abbett High Yield Municipal Bond Fund, Class I	12.6%
PIMCO High Yield Municipal Bond Fund, Institutional Class	12.6%
Redwood Real Estate Income Fund, Class I	10.6%
Nuveen High Yield Municipal Bond Fund, Class I	3.3%
Invesco Rochester Municipal Opportunities Fund, Class Y	3.3%
Invesco High Yield Municipal Fund, Class Y	3.3%

C000131991
Shareholder Report [Line Items]
Fund Name	Redwood Managed Volatility Fund
Class Name	Class I
Trading Symbol	RWDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Redwood Managed Volatility Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.redwoodmutualfunds.com/funds/managed-volatility-fund. You can also request this information by contacting us at 855-733-3863.
Additional Information Phone Number	855-733-3863
Additional Information Website	https://www.redwoodmutualfunds.com/funds/managed-volatility-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	1.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.67%	[3]
AssetsNet	$ 75,090,765
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 427,832
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$75,090,765
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$427,832
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	10.9%
Money Market Funds	1.6%
Open End Funds	87.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	1.6%
Real Estate	10.8%
Fixed Income	86.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class	19.2%
American High-Income Trust, Class F-3	19.1%
Lord Abbett High Yield Fund, Class I	19.1%
JPMorgan High Yield Fund, Class I	18.9%
Redwood Real Estate Income Fund, Class I	10.8%
Goldman Sachs High Yield Fund, Institutional Class	10.4%
Goldman Sachs Financial Square Government Fund, Administration Class	1.6%
Vanguard High-Yield Corporate Fund, Admiral Class	0.1%
Principal High Yield Fund, Institutional Class	0.0%
MainStay MacKay High Yield Corporate Bond Fund, Class I	0.0%

C000131992
Shareholder Report [Line Items]
Fund Name	Redwood Managed Volatility Fund
Class Name	Class N
Trading Symbol	RWDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Redwood Managed Volatility Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.redwoodmutualfunds.com/funds/managed-volatility-fund. You can also request this information by contacting us at 855-733-3863.
Additional Information Phone Number	855-733-3863
Additional Information Website	https://www.redwoodmutualfunds.com/funds/managed-volatility-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$96	1.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.92%	[4]
AssetsNet	$ 75,090,765
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 427,832
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$75,090,765
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$427,832
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	10.9%
Money Market Funds	1.6%
Open End Funds	87.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	1.6%
Real Estate	10.8%
Fixed Income	86.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class	19.2%
American High-Income Trust, Class F-3	19.1%
Lord Abbett High Yield Fund, Class I	19.1%
JPMorgan High Yield Fund, Class I	18.9%
Redwood Real Estate Income Fund, Class I	10.8%
Goldman Sachs High Yield Fund, Institutional Class	10.4%
Goldman Sachs Financial Square Government Fund, Administration Class	1.6%
Vanguard High-Yield Corporate Fund, Admiral Class	0.1%
Principal High Yield Fund, Institutional Class	0.0%
MainStay MacKay High Yield Corporate Bond Fund, Class I	0.0%

C000131993
Shareholder Report [Line Items]
Fund Name	Redwood Managed Volatility Fund
Class Name	Class Y
Trading Symbol	RWDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Redwood Managed Volatility Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.redwoodmutualfunds.com/funds/managed-volatility-fund. You can also request this information by contacting us at 855-733-3863.
Additional Information Phone Number	855-733-3863
Additional Information Website	https://www.redwoodmutualfunds.com/funds/managed-volatility-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$87	1.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.74%	[5]
AssetsNet	$ 75,090,765
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 427,832
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$75,090,765
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$427,832
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	10.9%
Money Market Funds	1.6%
Open End Funds	87.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	1.6%
Real Estate	10.8%
Fixed Income	86.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class	19.2%
American High-Income Trust, Class F-3	19.1%
Lord Abbett High Yield Fund, Class I	19.1%
JPMorgan High Yield Fund, Class I	18.9%
Redwood Real Estate Income Fund, Class I	10.8%
Goldman Sachs High Yield Fund, Institutional Class	10.4%
Goldman Sachs Financial Square Government Fund, Administration Class	1.6%
Vanguard High-Yield Corporate Fund, Admiral Class	0.1%
Principal High Yield Fund, Institutional Class	0.0%
MainStay MacKay High Yield Corporate Bond Fund, Class I	0.0%

C000195032
Shareholder Report [Line Items]
Fund Name	Redwood Systematic Macro Trend Fund
Class Name	Class I
Trading Symbol	RWSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Redwood Systematic Macro Trend Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.redwoodmutualfunds.com/funds/systematic-macro-trend. You can also request this information by contacting us at 855-733-3863.
Additional Information Phone Number	855-733-3863
Additional Information Website	https://www.redwoodmutualfunds.com/funds/systematic-macro-trend
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%	[6]
AssetsNet	$ 117,112,592
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 518,689
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$117,112,592
Number of Portfolio Holdings	65
Advisory Fee (net of waivers)	$518,689
Portfolio Turnover	27%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	11.4%
Common Stocks	36.1%
Exchange-Traded Funds	52.1%
Money Market Funds	0.2%
Open End Funds	0.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Fixed Income	0.2%
Money Market Funds	0.2%
Industrials	1.2%
Financials	1.5%
Consumer Staples	1.8%
Utilities	2.0%
Materials	2.0%
Health Care	2.2%
Energy	2.4%
Consumer Discretionary	4.5%
Communications	7.3%
Technology	9.8%
Real Estate	12.4%
Equity	51.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares MSCI EAFE ETF	24.7%
Schwab International Small-Cap Equity ETF	13.6%
Vanguard FTSE All World ex-US Small-Cap ETF	13.5%
Redwood Real Estate Income Fund, Class I	11.3%
Alphabet, Inc., Class A	4.3%
Apple, Inc.	2.9%
Microsoft Corporation	2.2%
Amazon.com, Inc.	1.9%
Broadcom, Inc.	1.3%
Meta Platforms, Inc., Class A	0.9%

C000195033
Shareholder Report [Line Items]
Fund Name	Redwood Systematic Macro Trend Fund
Class Name	Class N
Trading Symbol	RWSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Redwood Systematic Macro Trend Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.redwoodmutualfunds.com/funds/systematic-macro-trend. You can also request this information by contacting us at 855-733-3863.
Additional Information Phone Number	855-733-3863
Additional Information Website	https://www.redwoodmutualfunds.com/funds/systematic-macro-trend
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$80	1.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.55%	[7]
AssetsNet	$ 117,112,592
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 518,689
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$117,112,592
Number of Portfolio Holdings	65
Advisory Fee (net of waivers)	$518,689
Portfolio Turnover	27%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	11.4%
Common Stocks	36.1%
Exchange-Traded Funds	52.1%
Money Market Funds	0.2%
Open End Funds	0.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Fixed Income	0.2%
Money Market Funds	0.2%
Industrials	1.2%
Financials	1.5%
Consumer Staples	1.8%
Utilities	2.0%
Materials	2.0%
Health Care	2.2%
Energy	2.4%
Consumer Discretionary	4.5%
Communications	7.3%
Technology	9.8%
Real Estate	12.4%
Equity	51.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares MSCI EAFE ETF	24.7%
Schwab International Small-Cap Equity ETF	13.6%
Vanguard FTSE All World ex-US Small-Cap ETF	13.5%
Redwood Real Estate Income Fund, Class I	11.3%
Alphabet, Inc., Class A	4.3%
Apple, Inc.	2.9%
Microsoft Corporation	2.2%
Amazon.com, Inc.	1.9%
Broadcom, Inc.	1.3%
Meta Platforms, Inc., Class A	0.9%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized